Consolidated Statements of Changes in Shareholders' Equity In Millions, except Share data	Total USD ($)	Total INR	Equity share capital USD ($)	Equity share capital INR	Additional paid-in capital USD ($)	Additional paid-in capital INR	Retained earnings USD ($)	Retained earnings INR	Accumulated other comprehensive income / (loss) USD ($)	Accumulated other comprehensive income / (loss) INR	Total Tata Communications Limited shareholders' equity USD ($)	Total Tata Communications Limited shareholders' equity INR	Non- controlling interest USD ($)	Non- controlling interest INR
Beginning Balance at Mar. 31, 2010		47,319		2,850		15,770		28,902		(261)		47,261		58
Beginning Balance (in shares) at Mar. 31, 2010				285,000,000
Net Income/(loss)		(8,082)						(8,095)				(8,095)		13
Other comprehensive loss, net of tax		(56)								(55)		(55)		(1)
Dividends paid		(2)												(2)
Ending Balance at Mar. 31, 2011		39,179		2,850		15,770		20,807		(316)		39,111		68
Ending Balance (in shares) at Mar. 31, 2011				285,000,000
Net Income/(loss)		(938)						3,312				3,312		(4,250)
Other comprehensive loss, net of tax		(4,268)								(4,043)		(4,043)		(225)
Dividends paid		(575)						(570)				(570)		(5)
Fair Value of non-controlling interest on acquisition		1,146												1,146
Issue of shares to non-controlling interest		4,556												4,556
Changes on ownership interest in subsidiary						(264)						(264)		264
Ending Balance at Mar. 31, 2012		39,100		2,850		15,506		23,549		(4,359)		37,546		1,554
Ending Balance (in shares) at Mar. 31, 2012				285,000,000
Net Income/(loss)	(137)	(7,447)						(6,295)				(6,295)		(1,152)
Other comprehensive loss, net of tax	(76)	(4,160)								(4,993)		(4,993)		833
Dividends paid		(599)						(570)				(570)		(29)
Issue of shares to non-controlling interest		66												66
Changes on ownership interest in subsidiary		(921)				(621)						(621)		(300)
Ending Balance at Mar. 31, 2013	$ 478	26,039	$ 52	2,850	$ 273	14,885	$ 306	16,684	$ (171)	(9,352)	$ 460	25,067	$ 18	972
Ending Balance (in shares) at Mar. 31, 2013			285,000,000